                                                       Deutsche Asset Management


International Equity Fund - Class A, B and C Shares

Supplement dated January 22, 2002 (Replacing Supplement dated January 18, 2002) to the Prospectus dated June 29, 2001

The following replaces the `Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1994.
 .  Prior experience includes Head of Standard and Poor's Tokyo office and Senior
   Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .  19 years of investment industry experience.
 .  Degrees from the University of Southern California and Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1994.
 .  Served as Investment Manager for American International Group's Southeast
   Asia portfolio from 1991 to 1994.
 .  14 years of investment industry experience.
 .  BA in economics from Yale University, MBA the Wharton School, University of
   Pennsylvania.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined the investment advisor in 1993.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  Ten years of investment industry experience.
 .  BS, Cornell University.

Alexander Tedder, Director, Deutsche Asset Management, and consultant to the investment advisor.

 .  Joined Deutsche Asset Management Investment Services (London), an affiliate of the advisor, in 1994 as a portfolio manager.
 .  Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.


                                                      A member of the
                                                      Deutsche Bank Group [LOGO]

The following replaces the `Annual Fund Operating Expenses' table, and corresponding footnotes in the `Fees And Expenses of the Fund' section:

---------------------------------------------------------------------------------------------------------------------
                                                                                 Percentage of Average
Annual Fund Operating Expenses/4/                                                   Daily Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                   Class A Shares    Class B Shares    Class C Shares
---------------------------------------------------------------------------------------------------------------------
Management Fees                                                             0.65%             0.65%             0.65%
---------------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                       0.25%             0.75%             0.75%
---------------------------------------------------------------------------------------------------------------------
Other Expenses/5/ (including a 0.25% shareholder service fee for            1.02%             1.27%             1.27%
 Class B and Class C shares)
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.92%             2.67%             2.67%
--------------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements/6/                         (0.42%)           (0.42%)           (0.42%)
---------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                1.50%             2.25%             2.25%
---------------------------------------------------------------------------------------------------------------------

/4/ Information on the annual operating expenses reflects the expenses of both the Fund and the International Equity Portfolio, the master portfolio into which the Fund invests all of its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the `Organizational Structure' section of this prospectus.)

/5/ Expenses are based on the actual expenses of the Investment Class. Class A, B and C Shares are a new class of shares with no operating history.

/6/ The investment advisor and administrator have contractually agreed to waive their fees and reimburse expenses until February 28, 2003 so that total expenses

The following replaces the `Expense Example' tables, and corresponding footnotes in the `Fees And Expenses of the Fund' section:

Expense Example/1/

You would pay the following expenses if you redeemed your shares at the end of each period:

---------------------------------------------------------------------------------------------------------------------
                               1 Year                 3 Years                 5 Years                 10 Years
---------------------------------------------------------------------------------------------------------------------
Class A Shares                           $694                  $1,081                  $1,493                  $2,638
---------------------------------------------------------------------------------------------------------------------
Class B Shares                           $728                  $1,090                  $1,578                  $2,705
---------------------------------------------------------------------------------------------------------------------
Class C Shares                           $328                  $  790                  $1,378                  $2,972
---------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of each period:

---------------------------------------------------------------------------------------------------------------------
                               1 Year                 3 Years                 5 Years                 10 Years
---------------------------------------------------------------------------------------------------------------------
Class A Shares                           $694                  $1,081                  $1,493                  $2,638
---------------------------------------------------------------------------------------------------------------------
Class B Shares                           $228                  $  790                  $1,378                  $2,705
---------------------------------------------------------------------------------------------------------------------
Class C Shares                           $228                  $  790                  $1,378                  $2,972
---------------------------------------------------------------------------------------------------------------------

/1/ For the first 12 months, the expense example takes into account fee waivers and reimbursements.

               Please Retain This Supplement For Future Reference

BT Investment Funds
SUPPBDIEF (01/02)
CUSIPs:  055922546 / 055922538 / 055922520

                                                       Deutsche Asset Management

International Equity Fund - Investment Class

Supplement dated January 22, 2002 (replacing supplement dated January 18, 2002) to the Prospectus dated February 28, 2001

The prospectus is supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer or other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted. Shareholders with existing accounts with the Deutsche Asset Management Service Center may continue to make subsequent purchases through the Service Center.

The following replaces the `Portfolio Managers' section:

Robert Reiner, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1994.
 .  Prior experience includes Head of Standard and Poor's Tokyo office and Senior
   Financial Analyst at Sandford Bernstein and Co. and Scudder, Stevens & Clark from 1993 to 1994.
 .  19 years of investment industry experience.
 .  Degrees from the University of Southern California and Harvard University.

Julie Wang, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined the investment advisor in 1994.
 .  Served as Investment Manager for American International Group's Southeast
   Asia portfolio from 1991 to 1994.
 .  14 years of investment industry experience.
 .  BA in economics from Yale University, MBA the Wharton School, University of
   Pennsylvania.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined the investment advisor in 1993.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  Ten years of investment industry experience.
 .  BS, Cornell University.

Alexander Tedder, Director, Deutsche Asset Management, and consultant to the investment advisor.

 .  Joined Deutsche Asset Management Investment Services (London), an affiliate of the advisor, in 1994 as a portfolio manager.
 .  Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following supplements the 'MANAGEMENT OF THE FUND--Other Services' section:

Beginning July 1, 2001, Investment Company Capital Corp., also and affiliate of DeAM, Inc., will provide administrative services--such as portfolio accounting, legal services and others--for the Fund.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                           $2,000
Subsequent investments                                                                                       $  100
IRA account, initial investment                                                                              $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class
 Shares                                                                                                      $  500

Automatic investing plan, initial investment                                                                 $  250
      Bi-weekly or monthly plan subsequent investments                                                       $  100
      Quarterly plan subsequent investments                                                                  $  250
        Semi-annual plan subsequent investments                                                              $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing
 plans)                                                                                                      $    0

Account balance:
        Non-retirement account                                                                               $  500
        IRA account                                                                                          $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference



BT Investment Funds
SUPP1663 (01/02)
CUSIP: 055922868